Derivative financial instrument liabilities (Tables)	9 Months Ended
May 31, 2026
Derivative Financial Instrument Liabilities
Schedule of derivative warrant liabilities

	May 31, 2026	August 31, 2025
Opening balance	$1,011	$2,273
Change in fair value	32,106	(1,262)
Warrants expired	(1,585)	-
Warrants exercised	(31,532)	-
	$-	$1,011